Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income for the year		R$ 475,924	R$ 361,013	R$ 794,032
Adjustments to reconcile net income for the year to net cash generated by operating activities:		557,719	369,080	375,068
Depreciation and amortization		368,438	322,232	277,895
Foreign exchange gain (loss)		93	(16,467)	3,772
Provision for expected credit losses		3,408	21,517	73,338
Provision for labor, tax and civil risks		3,588	3,924	1,397
Loss from the sale of property and equipment and intangible		9,766	9,250	11,424
Provision for impairment (reversal)		9,121	(9,032)	18,420
Interest on Loans and borrowings		112,772	30,466	13,005
Deferred taxes		50,533	7,190	(24,183)
(Increase) decrease in operating assets:		(14,770,215)	(16,375,812)	(1,321,197)
Prepaid and recoverable taxes		(96,958)	(21,085)	(11,364)
Accounts receivable		(14,613,859)	(16,254,164)	(1,305,344)
Other assets		(59,398)	(100,563)	(4,489)
Increase (decrease) in operating liabilities:		12,745,552	16,073,741	(1,586,134)
Accounts payable		12,837,734	15,922,589	(1,701,899)
Income taxes payables and other tax payables	[1]	101,227	(2,684)	(51,558)
Other liabilities		(76,499)	278,752	451,924
Income taxes paid		(116,910)	(124,916)	(284,601)
Net cash (used in) generated by operating activities:		(991,020)	428,022	(1,738,231)
Cash flows from investing activities
Financial investments		(414,238)	499,696	375,473
Disposal of subsidiary, net of cash sold		0	1,100	3,000
Purchase of property and equipment		(375,335)	(310,167)	(491,819)
Purchase of intangible assets		(48,637)	(92,760)	(142,087)
Payment for acquisition of subsidiary, net of cash acquired		(9,260)	0	0
Disposal of property and equipment and intangible assets		252	464	1
Net cash (used in) generated by investing activities		(847,218)	98,333	(255,432)
Cash flows from financing activities
Proceeds from Loans and Borrowings		6,510,906	2,842,742	599,160
Payment of Loans and borrowings		(4,164,474)	(2,399,622)	(50,054)
Payment of dividends		(29,227)	(867,746)	(131,339)
Interest on borrowings paid and lease liabilities		(59,213)	(33,060)	(5,271)
Net cash generated (used in) by financing activities		2,257,992	(457,686)	412,496
Effect of exchange rate changes on cash and cash equivalents		(14,409)	(15,275)	(1,068)
Increase in cash and cash equivalents		405,345	53,394	(1,582,235)
Cash and cash equivalents at the beginning of the year		265,096	211,702	1,793,937
Cash and cash equivalents at the end of the year		670,441	265,096	211,702
Increase in cash and cash equivalents		R$ 405,345	R$ 53,394	R$ (1,582,235)

[1]	For better presentation purposes the disclosure items of "Deferred income tax and social contribution" and "Deferred taxes and contributions payable" have been reallocated to the item "Income taxes payables and other tax payables" in the operating activities.